Stock Based Compensation Plans: (Details 1) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Options outstanding - beginning of period	5,185,188	3,178,102
Options outstanding - beginning of period Weighted Average Exercise Price	$ 1.42	$ 2.39
Options exercised Shares	(52,500)	(33,167)
Options exercised Weighted Average Exercise Price	$ 1.56	$ 0.48
Options expired Shares	0	(257,913)
Options expired Weighted Average Exercise Price	$ 0	$ 4.83
Options forfeited Shares	0	0
Options forfeited Weighted Average Exercise Price	$ 0	$ 0
Options granted Shares	1,620,500	3,793,000
Options granted Weighted Average Exercise Price	$ 2.89	$ 1.85
Options outstanding - end of period Shares	6,753,188	6,680,022
Options outstanding - end of period Weighted Average Exercise Price	$ 1.77	$ 2.00
Options exercisable - end of period Shares	3,334,788	3,597,772
Options exercisable - end of period Weighted Average Exercise Price	$ 1.33	$ 2.12